Shareholder's Equity (Details)	12 Months Ended
	Dec. 31, 2020 ¥ / shares $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 28, 2019 shares
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	500,000,000	500,000,000
Ordinary shares issued and outstanding	3,896,861
Ordinary shares	7,188,661
Converted into ordinary shares	24,425
Share incentive plan	6,030,670
Ordinary share conversion	499,892
Exercisable ordinary share (in Dollars per share) | $ / shares		$ 11.5
Warrant price per share (in Dollars per share) | $ / shares	$ 0.01
Last sale price (in Dollars per share) | $ / shares	$ 16.5
Purchase of shares			300,000	300,000	33,002
Exercisable price (in Dollars per share) | $ / shares				$ 11.5
Common Stock [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Warrants outstanding	4,673,225	4,673,225
Class A Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	400,000,000	400,000,000	400,000,000	400,000,000
Ordinary share par value (in Dollars per share) | (per share)	$ 0.0001	$ 0.0001	¥ 0.0001
Warrants outstanding	70,999,436	70,999,436	62,811,334	62,811,334
Class B Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary share par value (in Dollars per share) | (per share)	$ 0.0001	$ 0.0001	¥ 0.0001
Warrants outstanding	9,452,407	9,452,407	9,452,407	9,452,407